Schedule of Investments (unaudited) May 31, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$108	$116,769
WPP Finance 2010
3.63%, 09/07/22	537	556,595
3.75%, 09/19/24	1,336	1,421,597

		2,094,961

Aerospace & Defense — 1.4%
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	139	148,162
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	1,836	1,888,436
3.20%, 03/15/24 (Call 01/15/24)	1,335	1,417,289
3.70%, 12/15/23 (Call 09/15/23)	673	724,148

		4,178,035

Agriculture — 0.7%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	1,408	1,434,625
4.35%, 03/15/24 (Call 02/15/24)	538	579,082

		2,013,707

Apparel — 0.3%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	268	282,442
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	513	481,389

		763,831

Auto Manufacturers — 2.4%
American Honda Finance Corp.
1.65%, 07/12/21	644	648,869
1.70%, 09/09/21	807	812,988
1.95%, 05/20/22	137	139,022
2.05%, 01/10/23(a)	68	69,247
2.15%, 09/10/24	416	424,694
2.20%, 06/27/22	167	169,946
2.40%, 06/27/24	126	129,542
2.60%, 11/16/22	115	118,656
2.90%, 02/16/24	234	245,181
3.38%, 12/10/21	80	82,629
3.45%, 07/14/23	69	73,698
3.55%, 01/12/24	614	657,066
3.63%, 10/10/23	389	417,537
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	816	889,293
General Motors Co., 4.88%, 10/02/23(a)	603	623,393
General Motors Financial Co. Inc.
3.50%, 11/07/24 (Call 09/07/24)	13	12,803
3.70%, 05/09/23 (Call 03/09/23)	211	210,546
3.95%, 04/13/24 (Call 02/13/24)	147	147,206
4.00%, 01/15/25 (Call 10/15/24)	500	503,200
4.15%, 06/19/23 (Call 05/19/23)	189	191,740
4.25%, 05/15/23	113	114,502
5.10%, 01/17/24 (Call 12/17/23)	162	168,367
Toyota Motor Credit Corp.
1.80%, 02/13/25	20	20,461
3.00%, 04/01/25	125	135,882

		7,006,468

Auto Parts & Equipment — 0.3%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	546	575,779
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	250	264,003
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	114	122,259

		962,041

Security	Par (000)	Value

Banks — 30.2%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	$50	$50,898
2.63%, 05/19/22	710	735,752
2.63%, 11/09/22	580	606,013
Banco Santander SA
3.13%, 02/23/23	260	267,511
3.85%, 04/12/23	100	105,154
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25)(b)	580	591,780
2.46%, 10/22/25 (Call 10/22/24)(b)	337	350,338
3.00%, 12/20/23 (Call 12/20/22)(b)	572	597,631
3.09%, 10/01/25 (Call 10/01/24)(b)	55	58,484
3.46%, 03/15/25 (Call 03/15/24)(b)	541	582,084
3.55%, 03/05/24 (Call 03/05/23)(b)	417	443,450
3.86%, 07/23/24 (Call 07/23/23)(b)	516	558,322
4.00%, 04/01/24	234	258,299
4.00%, 01/22/25	75	81,757
4.10%, 07/24/23	97	106,026
4.13%, 01/22/24	15	16,567
4.20%, 08/26/24	259	285,390
Series L, 3.95%, 04/21/25	160	174,656
Bank of Montreal
1.90%, 08/27/21	919	934,338
2.05%, 11/01/22	138	142,065
2.35%, 09/11/22	860	896,146
2.50%, 06/28/24	651	683,947
2.55%, 11/06/22 (Call 10/06/22)	577	602,838
2.90%, 03/26/22	269	279,416
4.34%, 10/05/28 (Call 10/05/23)(b)	319	338,095
Series E, 3.30%, 02/05/24	566	607,193
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22	207	213,467
2.10%, 10/24/24	297	311,452
2.20%, 08/16/23 (Call 06/16/23)	635	661,721
2.60%, 02/07/22 (Call 01/07/22)	222	229,344
2.66%, 05/16/23 (Call 05/16/22)(b)	538	556,905
2.95%, 01/29/23 (Call 12/29/22)	130	137,523
3.25%, 09/11/24 (Call 08/11/24)	54	59,319
3.40%, 05/15/24 (Call 04/15/24)	136	148,662
3.45%, 08/11/23	134	146,466
3.50%, 04/28/23	484	521,655
3.55%, 09/23/21 (Call 08/23/21)	165	170,594
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	345	380,708
Bank of Nova Scotia (The)
2.00%, 11/15/22	167	171,703
2.20%, 02/03/25(a)	1,236	1,283,215
2.38%, 01/18/23	104	107,743
2.45%, 09/19/22	531	553,599
2.70%, 03/07/22	931	965,186
2.80%, 07/21/21	929	953,674
3.40%, 02/11/24	494	532,369
Barclays PLC
2.85%, 05/07/26 (Call 05/07/25)(b)	200	204,752
3.20%, 08/10/21	200	204,128
3.93%, 05/07/25 (Call 05/07/24)(b)	600	638,868
4.34%, 05/16/24 (Call 05/16/23)(b)	385	409,613
4.61%, 02/15/23 (Call 02/15/22)(b)	200	209,276
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	450	450,554
2.88%, 06/29/22 (Call 05/29/22)	785	795,715

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BNP Paribas SA
3.25%, 03/03/23	$336	$360,420
4.25%, 10/15/24	280	302,142
BPCE SA
2.75%, 12/02/21	723	743,418
4.00%, 04/15/24	250	273,598
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	543	559,078
2.55%, 06/16/22	1,430	1,480,879
2.61%, 07/22/23 (Call 07/22/22)(b)	200	205,654
3.10%, 04/02/24	631	669,056
3.50%, 09/13/23	1,330	1,443,023
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(a)(b)	685	707,352
3.11%, 04/08/26 (Call 04/08/25)(a)(b)	320	337,562
3.35%, 04/24/25 (Call 04/24/24)(b)	341	362,432
3.38%, 03/01/23	239	252,090
3.50%, 05/15/23	339	357,564
3.75%, 06/16/24(a)	84	91,994
4.00%, 08/05/24	74	79,490
4.04%, 06/01/24 (Call 06/01/23)(b)	524	563,766
Citizens Bank N.A./Providence RI, 3.25%, 02/14/22 (Call 01/14/22)	300	309,015
Comerica Bank, 2.50%, 07/23/24	309	318,752
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,143	1,221,924
Cooperatieve Rabobank UA, 3.88%, 02/08/22	313	329,608
Credit Suisse AG/New York NY, 2.10%, 11/12/21	535	546,112
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	240	254,666
Deutsche Bank AG/London, 3.70%, 05/30/24	227	232,194
Deutsche Bank AG/New York NY
3.30%, 11/16/22(a)	474	480,494
3.95%, 02/27/23	495	507,459
3.96%, 11/26/25 (Call 11/26/24)(b)	1,000	1,028,120
4.25%, 10/14/21	350	355,821
Series D, 5.00%, 02/14/22	100	102,940
Discover Bank, 4.68%, 08/09/28 (Call 08/09/23)(b)	300	301,251
Goldman Sachs Group Inc. (The)
2.88%, 10/31/22 (Call 10/31/21)(b)	367	374,861
2.91%, 06/05/23 (Call 06/05/22)(b)	156	160,182
2.91%, 07/24/23 (Call 07/24/22)(b)	347	356,865
3.00%, 04/26/22 (Call 04/26/21)	510	518,767
3.20%, 02/23/23 (Call 01/23/23)(a)	439	461,701
3.27%, 09/29/25 (Call 09/29/24)(b)	589	621,972
3.50%, 04/01/25 (Call 03/01/25)(a)	50	53,766
3.63%, 01/22/23	381	406,958
3.63%, 02/20/24 (Call 01/20/24)	386	414,367
3.85%, 07/08/24 (Call 04/08/24)(a)	149	162,532
4.00%, 03/03/24	697	760,329
5.25%, 07/27/21	830	870,637
5.75%, 01/24/22	1,319	1,419,903
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(b)	200	206,090
3.80%, 03/11/25 (Call 03/11/24)(b)	555	594,277
4.00%, 03/30/22	519	546,590
4.25%, 03/14/24	75	80,160
4.88%, 01/14/22	58	61,475
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	162	168,592
ING Groep NV
3.15%, 03/29/22	708	730,953

Security	Par (000)	Value

Banks (continued)
3.55%, 04/09/24	$202	$216,500
4.10%, 10/02/23	335	362,758
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	750	793,477
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25)(b)	775	790,306
2.08%, 04/22/26 (Call 04/22/25)(b)	740	758,271
2.30%, 10/15/25 (Call 10/15/24)(b)	69	71,246
3.22%, 03/01/25 (Call 03/01/24)(b)	349	374,145
3.63%, 05/13/24(a)	54	59,190
3.88%, 09/10/24	159	174,281
4.02%, 12/05/24 (Call 12/05/23)(b)	507	553,203
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	250	257,458
2.50%, 11/22/21	250	256,185
3.38%, 03/07/23	250	264,920
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(b)	585	591,125
2.86%, 03/17/23 (Call 03/17/22)(b)	250	254,753
3.90%, 03/12/24	400	428,088
4.05%, 08/16/23	105	112,250
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	500	512,490
2.95%, 03/01/21	250	254,453
3.41%, 03/07/24	129	137,733
Mizuho Financial Group Inc.
2.56%, 09/13/25 (Call 09/13/24)(b)	300	308,070
2.72%, 07/16/23 (Call 07/16/22)(b)	200	204,560
2.84%, 07/16/25 (Call 07/16/24)(b)	200	206,980
2.95%, 02/28/22	650	671,001
3.55%, 03/05/23	300	315,810
Morgan Stanley
2.63%, 11/17/21	947	972,389
2.72%, 07/22/25 (Call 07/22/24)(b)	398	417,239
2.75%, 05/19/22	755	782,943
3.13%, 01/23/23	430	452,932
3.70%, 10/23/24	690	759,545
3.74%, 04/24/24 (Call 04/24/23)(a)(b)	982	1,048,904
3.75%, 02/25/23	664	710,633
4.10%, 05/22/23(a)	163	174,780
4.88%, 11/01/22	795	860,389
5.50%, 07/28/21	510	537,004
Series F, 3.88%, 04/29/24	310	339,407
National Australia Bank Ltd./New York
1.88%, 07/12/21	720	731,189
2.50%, 05/22/22	370	382,521
2.80%, 01/10/22	660	681,311
Northern Trust Corp.
2.38%, 08/02/22	466	484,733
3.38%, 08/23/21(a)	584	605,088
PNC Bank N.A., 3.50%, 06/08/23 (Call 05/09/23)	267	286,622
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	164	171,462
2.85%, 11/09/22(c)	68	71,048
3.30%, 03/08/22 (Call 02/06/22)	88	91,944
3.50%, 01/23/24 (Call 12/23/23)	994	1,082,476
3.90%, 04/29/24 (Call 03/29/24)	60	65,535
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	345	355,923
3.80%, 08/14/23 (Call 07/14/23)	133	141,914

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
2.25%, 11/01/24	$278	$291,172
2.55%, 07/16/24	340	358,329
2.75%, 02/01/22	162	168,336
2.80%, 04/29/22	137	142,806
3.70%, 10/05/23	249	270,783
Royal Bank of Scotland Group PLC
3.75%, 11/01/29 (Call 11/01/24)(b)	450	454,405
3.88%, 09/12/23	385	408,135
4.52%, 06/25/24 (Call 06/25/23)(b)	500	536,785
5.13%, 05/28/24	385	413,910
6.00%, 12/19/23	525	577,363
6.10%, 06/10/23	361	392,930
6.13%, 12/15/22	635	685,298
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	1,109	1,145,231
3.50%, 06/07/24 (Call 05/07/24)	221	229,601
3.70%, 03/28/22 (Call 02/28/22)	82	84,080
4.45%, 12/03/21 (Call 11/03/21)	35	36,509
Santander UK Group Holdings PLC
3.37%, 01/05/24 (Call 01/05/23)(b)	330	341,415
3.57%, 01/10/23 (Call 01/10/22)	615	632,650
4.80%, 11/15/24 (Call 11/15/23)(b)	500	546,845
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	800	811,896
2.80%, 03/11/22	250	258,435
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(b)	681	713,606
2.65%, 05/15/23 (Call 05/15/22)(a)(b)	1,062	1,098,628
3.10%, 05/15/23	518	551,644
3.70%, 11/20/23	134	148,309
3.78%, 12/03/24 (Call 12/03/23)(b)	121	132,667
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	700	723,583
2.44%, 10/19/21	116	118,885
2.45%, 09/27/24	200	207,094
2.70%, 07/16/24	400	417,612
2.78%, 07/12/22	258	267,162
2.78%, 10/18/22	408	423,896
2.85%, 01/11/22	111	114,101
3.10%, 01/17/23	728	759,974
3.75%, 07/19/23	170	182,148
Toronto-Dominion Bank (The)
1.80%, 07/13/21	687	696,563
1.90%, 12/01/22	172	177,304
2.65%, 06/12/24	1,044	1,111,557
3.25%, 06/11/21	46	47,338
3.25%, 03/11/24	417	451,932
3.50%, 07/19/23	896	977,769
Truist Bank, 2.64%, 09/17/29 (Call 09/17/24)(b)	121	119,635
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	51	53,767
2.85%, 10/26/24 (Call 09/26/24)	23	24,649
3.20%, 09/03/21 (Call 08/03/21)	42	43,227
3.75%, 12/06/23 (Call 11/06/23)	168	184,044
Westpac Banking Corp.
2.00%, 08/19/21	764	777,767
2.35%, 02/19/25	535	564,125
2.50%, 06/28/22	330	341,923
2.75%, 01/11/23	564	592,223

Security	Par (000)	Value

Banks (continued)
2.80%, 01/11/22	$646	$667,589
2.89%, 02/04/30 (Call 02/04/25)(b)	299	299,535
3.30%, 02/26/24	296	319,748
3.65%, 05/15/23	447	483,489

		88,838,803

Beverages — 4.0%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	30	31,357
3.30%, 02/01/23 (Call 12/01/22)	1,106	1,171,000
3.70%, 02/01/24	317	345,891
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	265	274,230
3.50%, 01/12/24 (Call 12/12/23)(a)	350	379,071
Coca-Cola Co. (The)
1.55%, 09/01/21	103	104,533
1.75%, 09/06/24	144	150,530
2.20%, 05/25/22	5	5,176
3.20%, 11/01/23	99	108,058
3.30%, 09/01/21(a)	198	205,399
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	950	993,871
2.63%, 04/29/23 (Call 01/29/23)	836	878,444
3.50%, 09/18/23 (Call 08/18/23)	750	811,192
Diageo Investment Corp., 2.88%, 05/11/22	1,018	1,062,120
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	97	103,933
4.06%, 05/25/23 (Call 04/25/23)(a)	200	218,146
Molson Coors Beverage Co., 3.50%, 05/01/22	140	144,890
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	712	723,634
2.25%, 05/02/22 (Call 04/02/22)(a)	539	557,445
2.75%, 03/05/22	1,484	1,546,313
2.75%, 03/01/23	867	917,980
3.00%, 08/25/21	388	399,659
3.10%, 07/17/22 (Call 05/17/22)	722	759,096

		11,891,968

Biotechnology — 1.4%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	11	11,421
2.25%, 08/19/23 (Call 06/19/23)(a)	18	18,762
2.65%, 05/11/22 (Call 04/11/22)	331	343,164
2.70%, 05/01/22 (Call 03/01/22)	60	62,161
3.63%, 05/15/22 (Call 02/15/22)	487	511,350
3.63%, 05/22/24 (Call 02/22/24)	629	688,667
3.88%, 11/15/21 (Call 08/15/21)	179	185,694
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	257	263,980
2.50%, 09/01/23 (Call 07/01/23)	316	334,657
3.25%, 09/01/22 (Call 07/01/22)	351	370,151
3.70%, 04/01/24 (Call 01/01/24)	1,061	1,173,890
4.40%, 12/01/21 (Call 09/01/21)	152	159,238

		4,123,135

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	136	147,300
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(c)	18	18,790
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	87	89,350

		255,440

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 2.0%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	$161	$168,070
Dow Chemical Co. (The)
3.15%, 05/15/24 (Call 04/15/24)	68	71,194
3.50%, 10/01/24 (Call 07/01/24)	60	63,559
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	648	703,449
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	1,214	1,259,027
3.25%, 01/14/23 (Call 11/14/22)	641	676,005
4.35%, 12/08/21	1,216	1,290,383
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	242	248,904
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	461	464,688
3.75%, 11/15/21 (Call 08/15/21)	282	287,313
4.25%, 11/15/23 (Call 08/15/23)	368	378,602
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	303	317,623
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	33	33,749
3.13%, 06/01/24 (Call 04/01/24)	10	10,682

		5,973,248

Commercial Services — 1.1%
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	745	779,479
4.13%, 08/01/23 (Call 07/01/23)	426	458,866
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	179	183,981
3.25%, 06/07/21 (Call 05/07/21)	88	90,115
4.50%, 09/01/22 (Call 06/01/22)	55	59,010
4.88%, 02/15/24 (Call 11/15/23)(a)	239	267,981
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	258	273,274
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	949	1,005,484

		3,118,190

Computers — 3.4%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	128	134,465
2.85%, 05/11/24 (Call 03/11/24)	76	82,261
3.00%, 02/09/24 (Call 12/09/23)	131	141,958
3.45%, 05/06/24	206	228,308
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(d)	234	242,911
5.45%, 06/15/23 (Call 04/15/23)(d)	867	926,442
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)(a)	147	151,478
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	206	210,254
3.50%, 10/05/21 (Call 09/05/21)	57	58,694
4.40%, 10/15/22 (Call 08/15/22)	1,022	1,093,663
HP Inc.
4.05%, 09/15/22	105	111,728
4.30%, 06/01/21	144	149,116
4.38%, 09/15/21(a)	545	566,522
4.65%, 12/09/21	436	458,328
IBM Credit LLC
2.20%, 09/08/22	160	165,739
3.00%, 02/06/23(a)	115	122,094
International Business Machines Corp.
1.88%, 08/01/22	575	590,675
2.50%, 01/27/22	648	669,378
2.85%, 05/13/22	620	648,030
2.88%, 11/09/22	435	459,238

Security	Par (000)	Value

Computers (continued)
3.00%, 05/15/24	$1,314	$1,421,774
3.63%, 02/12/24	554	610,120
Seagate HDD Cayman
4.75%, 06/01/23	572	603,517
4.88%, 03/01/24 (Call 01/01/24)	147	155,426

		10,002,119

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	254	265,542
2.10%, 05/01/23	243	254,419
2.25%, 11/15/22(a)	201	210,145
2.45%, 11/15/21	143	147,127
3.25%, 03/15/24	895	977,125
Procter & Gamble Co. (The)
1.70%, 11/03/21	193	196,947
2.15%, 08/11/22	1,483	1,543,136
2.30%, 02/06/22	219	226,682
3.10%, 08/15/23	556	608,731
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	100	107,072
3.00%, 03/07/22	340	355,147

		4,892,073

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	156	160,947

Diversified Financial Services — 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 01/15/25 (Call 11/15/24)	500	421,610
Affiliated Managers Group Inc., 4.25%, 02/15/24	35	37,931
Air Lease Corp., 4.25%, 02/01/24 (Call 01/01/24)	432	408,132
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	102	85,084
4.40%, 09/25/23 (Call 08/25/23)	276	234,111
5.00%, 04/01/23	281	246,892
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	242	244,471
4.13%, 02/13/22	273	279,238
4.63%, 05/19/22	276	285,586
5.13%, 09/30/24	438	456,900
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	781	810,358
2.50%, 07/30/24 (Call 06/30/24)(a)	732	770,540
2.65%, 12/02/22	905	944,313
2.75%, 05/20/22 (Call 04/20/22)	257	266,817
3.00%, 10/30/24 (Call 09/29/24)	434	465,304
3.40%, 02/27/23 (Call 01/27/23)	496	528,731
3.40%, 02/22/24 (Call 01/22/24)	721	781,636
3.70%, 11/05/21 (Call 10/05/21)	247	256,964
3.70%, 08/03/23 (Call 07/03/23)	573	618,462
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	604	624,657
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	125	134,689
3.70%, 10/15/24	68	75,176
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	124	114,768
5.38%, 07/24/23	198	198,941
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	523	558,057
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25)(b)	500	491,895

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	$200	$208,414
3.30%, 10/30/24 (Call 09/30/24)	148	154,826
Charles Schwab Corp. (The), 4.20%, 03/24/25 (Call 02/22/25)	25	28,464
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	250	262,250
3.95%, 11/06/24 (Call 08/06/24)	115	122,467
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(d)	200	202,920
International Lease Finance Corp.
5.88%, 08/15/22	448	453,743
8.63%, 01/15/22(a)	99	101,878
Invesco Finance PLC
3.13%, 11/30/22	23	24,173
4.00%, 01/30/24	223	238,962
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	91	93,137
3.38%, 04/01/24	584	644,841
ORIX Corp., 2.90%, 07/18/22	45	46,357
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	125	124,965
4.38%, 03/19/24 (Call 02/19/24)	161	162,251
Visa Inc., 2.15%, 09/15/22 (Call 08/15/22)	1,018	1,058,211
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	545	564,903
3.60%, 03/15/22 (Call 02/15/22)	723	752,853
4.25%, 06/09/23 (Call 05/09/23)	252	270,111

		15,856,989

Electric — 4.7%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	785	843,082
3.20%, 04/15/25 (Call 03/15/25)	170	181,857
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (Call 04/01/23)	28	29,871
3.50%, 11/15/21 (Call 08/15/21)	72	74,498
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	171	177,259
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	118	127,713
Edison International
2.95%, 03/15/23 (Call 01/15/23)	453	461,562
3.55%, 11/15/24 (Call 10/15/24)	203	211,437
4.95%, 04/15/25 (Call 03/15/25)	56	61,121
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	287	299,797
Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,015	1,047,257
Series L, 2.90%, 10/01/24 (Call 08/01/24)	183	195,116
Series N, 3.80%, 12/01/23 (Call 11/01/23)	386	419,246
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	404	419,724
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	596	617,712
4.25%, 06/15/22 (Call 03/15/22)	414	436,331
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	774	818,126
2.85%, 04/01/25 (Call 03/01/25)	1,600	1,743,200
3.25%, 06/01/24 (Call 12/01/23)	51	55,451
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	13	13,502
3.65%, 06/15/24 (Call 03/15/24)	133	143,774
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (Call 04/30/23)(b)	195	194,782

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	$721	$737,057
2.80%, 01/15/23 (Call 12/15/22)	431	450,115
2.90%, 04/01/22	263	273,549
3.15%, 04/01/24 (Call 03/01/24)	1,031	1,105,799
3.20%, 02/25/22	88	91,700
3.30%, 08/15/22	180	189,439
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	109	112,444
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	46	46,503
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	73	79,293
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	45	48,465
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	30	32,408
Public Service Electric & Gas Co., 3.25%, 09/01/23 (Call 08/01/23)(a)	65	70,003
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	205	207,739
2.88%, 06/15/24 (Call 05/15/24)	655	695,361
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	203	216,355
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)(a)	570	610,772
4.05%, 12/01/23 (Call 09/01/23)	332	358,779

		13,898,199

Electronics — 1.4%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	501	522,007
3.88%, 07/15/23 (Call 04/15/23)	343	369,984
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	24	24,360
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	119	124,386
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	108	111,039
4.88%, 12/01/22	68	72,080
Flex Ltd., 5.00%, 02/15/23	308	323,933
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	1,102	1,123,974
2.30%, 08/15/24 (Call 07/15/24)	285	303,135
3.35%, 12/01/23	78	85,156
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	13	14,400
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	165	171,659
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	402	399,789
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	262	273,520
4.75%, 12/01/24 (Call 09/01/24)	13	13,895
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	40	43,177
3.50%, 02/03/22 (Call 11/03/21)	215	223,258

		4,199,752

Engineering & Construction — 0.2%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	644	583,110

Food — 1.8%
Campbell Soup Co.
2.50%, 08/02/22	204	210,473
3.65%, 03/15/23 (Call 02/15/23)	648	690,638
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	215	237,330
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	728	757,397
3.15%, 12/15/21 (Call 09/15/21)	918	945,347

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.65%, 02/15/24 (Call 11/15/23)	$93	$100,949
3.70%, 10/17/23 (Call 09/17/23)	510	555,467
Kellogg Co.
2.65%, 12/01/23	714	754,348
3.13%, 05/17/22	343	357,481
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	138	151,727
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	362	389,838
Mondelez International Inc., 4.00%, 02/01/24 (Call 11/01/23)	23	25,096

		5,176,091

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	250	260,922
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	46	47,039
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	23	23,963
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	137	150,022

		481,946

Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	114	113,668
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	73	79,202
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	245	263,608

		456,478

Health Care – Products — 0.4%
Medtronic Inc., 3.50%, 03/15/25	980	1,109,213
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 02/25/25)	35	39,805

		1,149,018

Health Care – Services — 0.9%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	417	435,752
3.50%, 11/15/24 (Call 08/15/24)	136	146,953
Anthem Inc., 2.38%, 01/15/25 (Call 12/15/24)	10	10,513
HCA Inc.
4.75%, 05/01/23	814	879,193
5.00%, 03/15/24	536	589,981
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	54	58,978
4.50%, 04/01/25 (Call 03/01/25)	50	56,608
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	199	214,114
4.00%, 11/01/23 (Call 08/01/23)	30	32,279
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	275	301,681

		2,726,052

Household Products & Wares — 0.3%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	454	476,759
3.50%, 12/15/24 (Call 09/15/24)	23	25,401
3.80%, 11/15/21(a)	316	329,092
Kimberly-Clark Corp.
2.40%, 03/01/22(a)	101	104,075
2.40%, 06/01/23	70	72,905

		1,008,232

Insurance — 1.6%
Allstate Corp. (The), Series B, 5.75%, 08/15/53 (Call 08/15/23)(b)	420	427,963
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	567	598,332
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	637	658,308
3.30%, 03/14/23 (Call 01/14/23)	109	114,650
3.50%, 06/03/24 (Call 03/03/24)	339	365,557

Security	Par (000)	Value

Insurance (continued)
3.88%, 03/15/24 (Call 02/15/24)	$420	$461,437
4.80%, 07/15/21 (Call 04/15/21)	302	312,815
Prudential Financial Inc.
3.50%, 05/15/24	61	66,715
4.50%, 11/16/21	155	163,548
5.20%, 03/15/44 (Call 03/15/24)(b)	192	193,724
5.63%, 06/15/43 (Call 06/15/23)(b)	285	295,545
5.88%, 09/15/42 (Call 09/15/22)(b)	377	397,856
Sompo International Holdings Ltd., 4.70%, 10/15/22	337	350,237
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	49	50,567
5.65%, 05/15/53 (Call 05/15/23)(b)	38	37,726
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	79	84,215

		4,579,195

Internet — 0.3%
Alphabet Inc., 3.38%, 02/25/24	366	406,908
Booking Holdings Inc., 4.10%, 04/13/25 (Call 03/13/25)	100	109,060
eBay Inc., 1.90%, 03/11/25 (Call 02/11/25)	250	252,630
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	82	84,602

		853,200

Iron & Steel — 0.0%
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	114	121,301

Lodging — 0.7%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	151	146,079
Marriott International Inc./MD, 3.75%, 03/15/25 (Call 12/15/24)	52	50,525
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	1,813	1,885,556

		2,082,160

Machinery — 2.5%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	585	593,190
1.93%, 10/01/21	260	263,827
2.15%, 11/08/24	72	75,893
2.40%, 06/06/22	291	300,917
2.55%, 11/29/22	308	322,381
2.63%, 03/01/23	139	145,418
2.85%, 06/01/22	137	142,770
2.85%, 05/17/24	176	189,200
3.15%, 09/07/21	234	241,479
3.30%, 06/09/24	298	325,449
3.65%, 12/07/23	82	90,161
3.75%, 11/24/23	115	126,597
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	116	127,319
CNH Industrial Capital LLC
3.88%, 10/15/21	226	229,575
4.20%, 01/15/24(a)	651	674,410
4.38%, 04/05/22	711	732,337
CNH Industrial NV, 4.50%, 08/15/23	380	398,164
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	142	145,216
4.00%, 11/15/23 (Call 08/15/23)	64	65,761
John Deere Capital Corp.
2.60%, 03/07/24	87	92,545
2.65%, 06/24/24	180	192,447
3.15%, 10/15/21	46	47,628
3.20%, 01/10/22	250	260,563
3.35%, 06/12/24	69	75,648
3.45%, 01/10/24	69	75,218

6

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.65%, 10/12/23	$68	$74,842
Xylem Inc./NY, 4.88%, 10/01/21	1,169	1,231,740

		7,240,695

Manufacturing — 1.8%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,485	1,507,527
2.00%, 06/26/22(a)	482	495,429
2.00%, 02/14/25 (Call 01/14/25)	21	22,043
2.25%, 03/15/23 (Call 02/15/23)	718	749,764
3.25%, 02/14/24 (Call 01/14/24)	1,378	1,498,616
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	13	13,447
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	517	558,360
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	111	119,753
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	242	252,803
3.30%, 11/21/24 (Call 08/21/24)	13	13,934

		5,231,676

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	314	334,030
4.50%, 02/01/24 (Call 01/01/24)	295	325,397
Comcast Corp., 3.10%, 04/01/25 (Call 03/01/25)	60	65,674
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	313	325,423
3.90%, 11/15/24 (Call 08/15/24)	57	60,965
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	25	26,660
Walt Disney Co. (The), 3.35%, 03/24/25	60	66,019

		1,204,168

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	158	176,535
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	2	2,066

		178,601

Oil & Gas — 2.9%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	23	23,389
2.52%, 09/19/22 (Call 08/19/22)	32	33,079
2.75%, 05/10/23	146	153,345
3.19%, 04/06/25 (Call 03/06/25)	15	16,263
3.22%, 11/28/23 (Call 09/28/23)	69	73,819
3.22%, 04/14/24 (Call 02/14/24)	152	163,091
3.25%, 05/06/22	131	137,048
3.79%, 02/06/24 (Call 01/06/24)	49	53,514
BP Capital Markets PLC
2.75%, 05/10/23	61	63,568
3.06%, 03/17/22	23	23,892
3.25%, 05/06/22	54	56,458
3.51%, 03/17/25	55	60,630
3.56%, 11/01/21	92	95,630
3.81%, 02/10/24	54	58,938
3.99%, 09/26/23	37	40,643
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	220	237,072
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	215	217,614
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	291	300,702
3.35%, 11/15/24 (Call 08/15/24)	69	75,031
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	150	145,800

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	$123	$128,537
2.71%, 03/06/25 (Call 12/06/24)	131	141,560
2.99%, 03/19/25 (Call 02/19/25)	310	338,945
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	314	310,128
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	751	726,645
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	78	81,449
4.75%, 12/15/23 (Call 10/15/23)	215	233,023
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	289	285,422
Ovintiv Inc, 3.90%, 11/15/21 (Call 08/15/21)	600	578,142
Phillips 66, 4.30%, 04/01/22	554	587,273
Total Capital Canada Ltd., 2.75%, 07/15/23	77	81,459
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	448	474,316
2.70%, 01/25/23	509	534,028
2.75%, 06/19/21	212	216,416
2.88%, 02/17/22	799	827,796
3.70%, 01/15/24	429	471,257
3.75%, 04/10/24	372	411,343
Total Capital SA, 4.25%, 12/15/21	97	102,045
Valero Energy Corp., 2.85%, 04/15/25 (Call 03/15/25)	35	36,736

		8,596,046

Oil & Gas Services — 1.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,918	1,985,993
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	341	345,644
3.50%, 08/01/23 (Call 05/01/23)	189	194,502
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	760	744,739
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	27	26,490

		3,297,368

Pharmaceuticals — 4.5%
AbbVie Inc.
2.15%, 11/19/21(d)	263	267,745
2.30%, 11/21/22(d)	71	73,169
2.60%, 11/21/24 (Call 10/21/24)(d)	767	806,884
2.85%, 05/14/23 (Call 03/14/23)	18	18,906
2.90%, 11/06/22	88	92,136
3.20%, 11/06/22 (Call 09/06/22)	178	186,937
3.38%, 11/14/21	144	149,331
3.75%, 11/14/23 (Call 10/14/23)	134	145,690
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	124	132,563
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	236	243,368
3.50%, 08/17/23 (Call 07/17/23)	910	985,157
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	587	609,118
3.36%, 06/06/24 (Call 04/06/24)	30	32,292
Bristol-Myers Squibb Co.
2.25%, 08/15/21(a)(d)	139	141,802
2.60%, 05/16/22(d)	69	71,799
2.75%, 02/15/23 (Call 01/15/23)(d)	41	43,135
2.90%, 07/26/24 (Call 06/26/24)(d)	745	804,913
3.25%, 08/15/22(d)	31	32,754
3.25%, 02/20/23 (Call 01/20/23)(d)	13	13,862
3.25%, 11/01/23	57	61,715
3.55%, 08/15/22(d)	32	33,991

7

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	$1,592	$1,633,376
3.08%, 06/15/24 (Call 04/15/24)	355	374,042
3.20%, 03/15/23(a)	677	708,724
3.50%, 11/15/24 (Call 08/15/24)	173	183,638
Cigna Corp.
3.40%, 09/17/21	162	167,553
3.50%, 06/15/24 (Call 03/17/24)(a)(d)	128	137,892
3.75%, 07/15/23 (Call 06/15/23)	94	101,215
3.90%, 02/15/22(d)	35	36,615
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	264	278,758
3.38%, 08/12/24 (Call 05/12/24)	57	61,343
3.70%, 03/09/23 (Call 02/09/23)	876	937,863
4.00%, 12/05/23 (Call 09/05/23)	447	488,227
4.10%, 03/25/25 (Call 01/25/25)	70	78,268
4.75%, 12/01/22 (Call 09/01/22)	114	123,190
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	10	10,586
3.38%, 05/15/23	267	287,695
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	165	172,512
2.88%, 06/01/22 (Call 05/01/22)	18	18,794
3.00%, 06/01/24 (Call 05/01/24)	79	85,672
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	122	131,992
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	250	261,372
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	399	406,745
2.88%, 09/23/23 (Call 07/23/23)	333	351,515
Zoetis Inc.
3.25%, 08/20/21	215	220,173
3.25%, 02/01/23 (Call 11/01/22)	1,104	1,160,735

		13,365,762

Pipelines — 2.3%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	86	82,497
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	30	32,862
7.00%, 06/30/24 (Call 01/01/24)	350	390,652
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	88	81,821
Enbridge Inc., 2.50%, 01/15/25 (Call 12/15/24)	147	151,184
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	355	371,000
3.50%, 09/01/23 (Call 06/01/23)	142	150,078
4.25%, 09/01/24 (Call 06/01/24)	61	66,631
4.30%, 05/01/24 (Call 02/01/24)	48	52,020
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)	101	106,226
4.88%, 12/01/24 (Call 09/01/24)	250	265,712
6.38%, 05/01/24 (Call 06/15/20)	25	25,686
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	384	379,185
4.25%, 02/01/22 (Call 11/01/21)	124	127,566
7.50%, 09/01/23 (Call 06/01/23)	451	504,791
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,312	1,334,028
5.00%, 09/15/23 (Call 06/15/23)	228	239,172
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	35	35,030

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	$325	$361,699
5.75%, 05/15/24 (Call 02/15/24)	250	276,480
6.25%, 03/15/22 (Call 12/15/21)	225	239,326
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	185	197,819
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	225	237,413
TransCanada PipeLines Ltd.
2.50%, 08/01/22	394	405,513
3.75%, 10/16/23 (Call 07/16/23)	128	137,856
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	11	11,743
4.30%, 03/04/24 (Call 12/04/23)	77	82,773
4.55%, 06/24/24 (Call 03/24/24)	236	256,048
7.88%, 09/01/21	59	63,519

		6,666,330

Real Estate — 0.0%
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	50	55,306

Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	133	142,055
4.00%, 01/15/24 (Call 12/15/23)	70	76,138
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	46	46,124
American Tower Corp.
3.00%, 06/15/23	531	561,320
3.38%, 05/15/24 (Call 04/15/24)	339	365,472
3.50%, 01/31/23	644	685,654
5.00%, 02/15/24(a)	575	653,666
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	70	72,944
3.20%, 01/15/25 (Call 10/15/24)	55	57,838
3.80%, 02/01/24 (Call 11/01/23)	323	344,777
3.85%, 02/01/23 (Call 11/01/22)	168	178,619
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)(a)	31	31,538
4.10%, 10/01/24 (Call 07/01/24)	117	120,180
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	350	350,833
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	250	256,070
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)	69	69,600
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	117	117,783
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	25	26,779
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	434	457,905
Healthpeak Properties Inc.
3.15%, 08/01/22 (Call 05/01/22)	127	128,425
3.40%, 02/01/25 (Call 11/01/24)	250	260,200
3.88%, 08/15/24 (Call 05/17/24)	272	288,225
4.20%, 03/01/24 (Call 12/01/23)	119	125,007
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	417	412,955
Series C, 4.75%, 03/01/23 (Call 12/01/22)	252	253,860
Series D, 3.75%, 10/15/23 (Call 07/15/23)	49	47,995
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	260	262,735
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	290	293,767
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	46	42,905

8

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	$608	$671,961
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	10	10,213
Sabra Health Care LP, 4.80%, 06/01/24 (Call 05/01/24)	100	98,161
Simon Property Group LP, 2.00%, 09/13/24 (Call 06/13/24)	545	526,922
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	250	245,767
UDR Inc., 3.75%, 07/01/24 (Call 04/01/24)(a)	26	27,239
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	405	386,107
3.50%, 04/15/24 (Call 03/15/24)(a)	133	132,064
3.75%, 05/01/24 (Call 02/01/24)	91	91,034
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	233	239,035
4.50%, 01/15/24 (Call 10/15/23)	28	29,299
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	72	74,196
4.63%, 09/15/23	116	127,756
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	13	13,850

		9,404,973

Retail — 1.6%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	56	56,373
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	722	752,837
2.70%, 04/01/23 (Call 01/01/23)	311	328,867
3.25%, 03/01/22	191	200,741
3.75%, 02/15/24 (Call 11/15/23)	679	750,322
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	410	443,657
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)(a)	437	427,513
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	75	83,764
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	1,005	1,073,812
3.50%, 07/01/24	297	330,359
TJX Companies Inc. (The), 3.50%, 04/15/25 (Call 03/15/25)	60	66,919
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	85	91,479

		4,606,643

Savings & Loans — 0.1%
First Niagara Financial Group Inc., 7.25%, 12/15/21	41	43,966
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	197	204,458

		248,424

Semiconductors — 2.4%
Altera Corp., 4.10%, 11/15/23	27	30,164
Analog Devices Inc., 3.13%, 12/05/23 (Call 10/05/23)	118	126,352
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	175	184,324
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)(d)	54	57,298
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	590	613,329
2.70%, 12/15/22	562	594,714
2.88%, 05/11/24 (Call 03/11/24)	435	471,723
3.10%, 07/29/22	541	572,481
3.30%, 10/01/21	1,145	1,189,357
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	242	255,549
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	465	510,737
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	1,257	1,282,630
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	170	174,556
2.63%, 05/15/24 (Call 03/15/24)	745	797,128

Security	Par (000)	Value

Semiconductors (continued)
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	$109	$116,318

		6,976,660

Software — 2.9%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	14	14,647
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	20	21,956
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	187	198,482
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,398	1,416,677
2.00%, 08/08/23 (Call 06/08/23)	338	354,498
2.38%, 02/12/22 (Call 01/12/22)	1,084	1,121,994
2.38%, 05/01/23 (Call 02/01/23)	499	525,652
2.40%, 02/06/22 (Call 01/06/22)	1,276	1,319,690
2.65%, 11/03/22 (Call 09/03/22)	95	100,046
2.88%, 02/06/24 (Call 12/06/23)	662	717,217
3.63%, 12/15/23 (Call 09/15/23)	360	399,244
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	85	90,659
2.95%, 11/15/24 (Call 09/15/24)	137	148,876
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	1,242	1,336,032
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	895	922,754

		8,688,424

Telecommunications — 2.0%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	85	92,779
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	193	196,547
2.20%, 09/20/23 (Call 07/20/23)	85	89,594
3.63%, 03/04/24	43	48,094
Juniper Networks Inc., 4.50%, 03/15/24	117	128,872
Motorola Solutions Inc.
3.50%, 03/01/23	162	169,183
3.75%, 05/15/22	245	255,834
4.00%, 09/01/24	323	351,880
Orange SA, 4.13%, 09/14/21	1,692	1,770,847
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	80	84,647
4.10%, 10/01/23 (Call 07/01/23)	15	16,624
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)(a)(d)	275	294,528
Vodafone Group PLC
2.50%, 09/26/22	943	972,497
2.95%, 02/19/23(a)	597	627,614
3.75%, 01/16/24	815	885,367

		5,984,907

Toys, Games & Hobbies — 0.2%
Hasbro Inc.
2.60%, 11/19/22	75	76,739
3.00%, 11/19/24 (Call 10/19/24)	484	497,750

		574,489

Transportation — 2.4%
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	60	61,637
2.95%, 11/21/24 (Call 08/21/24)	81	86,305
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	143	156,711
3.70%, 11/01/23 (Call 08/01/23)	200	218,782
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	167	170,378
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	77	81,012

9

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
3.00%, 04/01/22 (Call 01/01/22)	$300	$310,113
3.25%, 12/01/21 (Call 09/01/21)	137	141,172
3.85%, 01/15/24 (Call 10/15/23)	129	140,711
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	188	188,491
2.50%, 09/01/22 (Call 08/01/22)	563	566,761
2.50%, 09/01/24 (Call 08/01/24)	795	802,791
2.80%, 03/01/22 (Call 02/01/22)	353	359,015
2.88%, 06/01/22 (Call 05/01/22)	102	104,197
3.40%, 03/01/23 (Call 02/01/23)	198	204,237
3.45%, 11/15/21 (Call 10/15/21)	247	251,935
3.65%, 03/18/24 (Call 02/18/24)	742	779,441
3.75%, 06/09/23 (Call 05/09/23)(a)	499	520,617
3.88%, 12/01/23 (Call 11/01/23)	525	545,333
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	35	36,825
2.35%, 05/16/22 (Call 04/16/22)	1,017	1,051,649
2.80%, 11/15/24 (Call 09/15/24)	33	35,683
3.90%, 04/01/25 (Call 03/01/25)	245	278,673

		7,092,469

Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	25	27,538

Total Corporate Bonds & Notes — 98.1% (Cost: $282,804,463)		288,887,168

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(e)(f)(g)	9,756	9,770,981

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(e)(f)	2,546	$2,546,000

		12,316,981

Total Short-Term Investments — 4.2% (Cost: $12,302,985)		12,316,981

Total Investments in Securities — 102.3% (Cost: $295,107,448)		301,204,149

Other Assets, Less Liabilities — (2.3)%		(6,814,750)

Net Assets — 100.0%		$294,389,399

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,629	127	9,756	$9,770,981	$19,569	(b)	$(5,457)	$11,514
BlackRock Cash Funds: Treasury, SL Agency Shares	8,684	(6,138)	2,546	2,546,000	9,628		—	—

				$12,316,981	$29,197		$(5,457)	$11,514

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

10

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$288,887,168	$—	$288,887,168
Money Market Funds	12,316,981	—	—	12,316,981

	$12,316,981	$288,887,168	$—	$301,204,149

11